STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Common Stock	Additional paid-In Capital	Retained Earnings Accumulated During Development Stage	Subscription Receivable	Total
Balance, Amount at Jan. 22, 2013	$ 0	$ 0	$ 0	$ 0	$ 0
Balance, Shares at Jan. 22, 2013	0
Common stock issued for cash at $0.042 per share, Shares	478,000
Common stock issued for cash at $0.042 per share, Value	48	20,152	0	0	20,200
Common stock issued for cash at $1 per share, Shares	22,000
Common stock issued for cash at $1 per share, Value	2	21,998	0	0	22,000
Common stock issued for subscription at $1 per share for acquisition of property, Shares	1,500,000
Common stock issued for subscription at $1 per share for acquisition of property, Value	150	1,499,850	0	(1,500,000)	0
Net income for the period	0	0	1	0	1
Balance, Amount at Mar. 31, 2013	$ 200	$ 1,542,000	$ 1	$ (1,500,000)	$ 42,201
Balance, Shares at Mar. 31, 2013	2,000,000